Short-term and Long-term Debt	12 Months Ended
Mar. 31, 2011
Short-term and Long-term Debt
Short-term and Long-term Debt
(9)	Short-term and Long-term Debt

The components of short-term debt as of March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Borrowings, mainly from banks	395,856	388,809
Commercial paper	66,105	46,377
Borrowings from affiliates	10,627	16,265

	472,588	451,451

The weighted average interest rate on short-term debt outstanding as of March 31, 2011 and 2010 was 0.3% and 0.4%, respectively.

The components of long-term debt as of March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Unsecured notes and debentures:
Due 2013, interest 0.72% debenture	80,000	80,000
Due 2010, interest 0.7% debenture	—	49,898
Due 2015, interest 1.56% debenture	49,989	49,987
Due 2010, interest 0.74% debenture	—	5,000
Due 2011–2017, interest 0.55–2.17%, issued by subsidiaries	363,233	457,726
Unsecured convertible debentures:
Due 2014, interest 0.1% debenture	99,360	99,998
Due 2016 and 2019, zero coupon, issued by a subsidiary	20,105	40,000
Loans, principally from banks and insurance companies:
Secured by various assets and mortgages on property, plant and equipment, maturing 2011–2015, interest 1.89–5.4%	19,041	68,841
Unsecured, maturing 2011–2026, interest 0.25–6.97%	970,483	1,030,323
Capital lease obligations	36,318	33,919

	1,638,529	1,915,692
Less current portion	338,218	303,730

	1,300,311	1,611,962

The aggregate annual maturities of long-term debt after March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	365,195
2014	261,268
2015	381,389
2016	97,180
Thereafter	195,279

1,300,311

Short-term and long-term debt above include secured borrowings resulting mainly from the transfers of trade receivables that do not meet the criteria for a sale pursuant to ASC 860 and are accounted for as secured borrowings with pledge of collateral. The transferred assets are restricted solely to satisfy the obligation, and the pledged assets approximate the amount of such borrowings. Short-term debt above as of March 31, 2011 and 2010 includes such borrowings of ¥2,390 million and ¥2,449 million, respectively, and long-term debt above as of March 31, 2010 includes such borrowings of ¥52,650 million.

As is customary in Japan, both short-term and long-term bank loans are made under general agreements that provide that securities and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

Generally, the mortgage debenture trust agreements and certain secured and unsecured loan agreements provide, among other things, that the lenders or trustees shall have the right to have any distribution of earnings, including the payment of dividends and the issuance of additional capital stock, submitted to them for prior approval and also grant them the right to request additional securities or mortgages on property, plant and equipment.

In December 2009, the Company issued ¥100,000 million convertible bonds due 2014. The bondholders are entitled to stock acquisition rights effective from January 4, 2010 to December 10, 2014. The initial conversion price is ¥317 per share. Aside from the standard antidilution provisions, the conversion price shall be reduced for a certain period before the early redemption triggered upon the occurrence of a corporate event or delisting event. The reduction of the conversion price will be based on the premium which is based on the Company's common stock price and the effective date of the reduction. The reduced price will range from ¥238 to ¥317. When each of the closing prices of the shares of the Company's common stock at the Tokyo Stock Exchange on 20 continuous trading days are 130% or more of the conversion price of the bonds applicable on those trading days, the Company has the option to redeem all the remaining bonds on a specified redemption date after January 3, 2013 at a rate of ¥100 per ¥100 of each bond. The Company was not required to bifurcate any of the embedded features contained in these bonds for accounting purposes.

In September 2007, Hitachi Metals Ltd. (the issuer), a subsidiary of the Company, issued ¥20,000 million Euroyen zero coupon convertible bonds due 2016 (the 2016 bonds) and ¥20,000 million Euroyen zero coupon convertible bonds due 2019 (the 2019 bonds) (together, "the Bonds"). In the case of the 2016 bonds, the bondholders are entitled to stock acquisition rights effective from September 27, 2007 to August 30, 2016 and the initial conversion price is ¥2,056 per share. In the case of the 2019 bonds, the bondholders are entitled to stock acquisition rights effective from September 27, 2007 to August 30, 2019 and the initial conversion price is ¥2,042 per share. The closing price of the shares on August 28, 2007, as reported by Tokyo Stock Exchange, was ¥1,344 per share. The stock acquisition rights may be exercised by the holder of the bonds during any particular calendar quarter only if the closing price of the shares for any 20 trading days in a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is more than 120% of the conversion price. The Bonds also contain other embedded features, none of which were required to be bifurcated, such as the issuer's call option, the issuer's cash-settlement option, and the investors' put option. By giving notice to the bondholders on or after September 13, 2012 (in the case of the 2016 bonds), or on or after September 13, 2014 (in the case of the 2019 bonds), the issuer may acquire from all bondholders all of the relevant bonds under the cash-settlement option, and upon reacquiring the Bonds, the issuer is required to pay the bondholders cash equal to 100% of the principal amount and deliver common shares of the issuer with a fair value equivalent to the fair value of the stock acquisition rights. As for the put option, the bondholders are entitled, at their option, to require the issuer to redeem the Bonds at a redemption price of 100% of the principal amount on September 13, 2010 and September 13, 2013 (with respect to the 2016 bonds) and on September 13, 2011 and September 11, 2015 (with respect to the 2019 bonds).